Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of Right-of use assets
Right-of
use assets consist of the following:

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Buildings	9,028	5,760
Laboratory equipment	669	—
IT and telecommunication	177	258
Vehicles	74	90
Other assets	34	41

Total	9,982	6,149

Details of Lease liabilities
Lease liabilities consist of the following:

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Lease liability – current	2,711	1,881
Lease liability – non-current	7,142	4,306

Total	9,853	6,187

Summary of expenses related to right-of-use assets and lease liabilities
Expenses related to
right-of-use
assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation charges of right-of-use assets	2021	2020
	(Euros in thousands)
Buildings	2,199	2,036
Laboratory equipment	162	—
IT and telecommunication	98	101
Vehicles	59	50
Other assets	8	8

Total	2,526	2,195

Interest expenses from leases	288	260
Expense relating to short-term leases and low-value assets (included in administrative expense)	95	51